Intangible Assets, Net	12 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 9 – Intangible assets, net

Intangible assets consist of the following:

	June 30, 2022	June 30, 2021
Copyrights of online education academy courses	$32,198,770	$14,453,243
Less: Accumulated amortization	(6,631,812)	(2,180,917)
Carrying amount	$25,566,958	$12,272,326

Amortization expense was $4,450,895, $2,180,917 and $0 for the years ended June 30, 2022, 2021 and 2020, respectively.